Revenues and Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Revenues And Cost Of Revenues Abstract
Schedule of revenues
	Year ended December 31
	2022	2021	2020
	U.S. dollar in thousands

Software as a Service	11,850	7,328	3,839
Advertising services	6,699	2,325	-
Software licenses	28	227	447
Software support services	202	401	587
Other services	-	-	13
	18,779	10,281	4,886

Schedule of cost of revenues
	Year ended December 31
	2022	2021	2020
	U.S. dollar in thousands

Payroll and related expenses	366	465	257
Clearing fees	1,113	213	-
Traffic acquisition costs	3,070	1,118	-
Share-based payment	33	53	5
Internet services providers	2,135	1,747	973
Networks and servers	570	341	129
Amortization and impairment of intangible assets and depreciation	1,244	1,156	1,084
Other	121	52	51
	8,652	5,145	2,499